TAXATION (Reconciliation of Accrued Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
TAXATION [Abstract]
Beginning balance	$ 170	$ 162
Foreign currency adjustment	3	8
Ending balance	$ 173	$ 170